14. LONG-TERM BONDS PAYABLE (Tables)	6 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Summary of long-term bonds payable
	Weighted-average interest rate
	June 30,	December 31,		June 30,	December 31,
	2015	2014	Maturities	2015	2014
				(unaudited)

long-term bonds payable	6.93%	—%	January 2018	$101,837	$—